INTANGIBLES AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLES AND GOODWILL
Schedule of identified intangible assets

Identified intangible assets consisted of the following (stated in thousands):

	December 31,
	2022	2021
Finite-lived intangible assets
Doctor agreements	$390	$4,509
Non-compete agreements	—	36
Total finite-lived intangible assets	390	4,545
Less accumulated amortization	—	(1,013)
Finite-lived intangible assets, net	390	3,532
Indefinite-lived intangible assets
Tradenames	—	117
Total intangible assets	$390	$3,649